UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                                FORM 13F

                          FORM 13F COVER PAGE

   Report for the Calendar Year or Quarter Ended:  December 31, 2012
           Check here if Amendment [ ]; Amendment Number:____
         This Amendment (Check only one): [ ] is a restatement
                   [ ] adds new holdings entries.

           Institutional Investment Manager Filing this Report:
                   Name:     Knott Asset Management, LLC
                   Address:  43 Thorndike Street.
                             Cambridge, MA 02141

                      Form 13F File Number: 28-14544

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing this Report on Behalf of Reporting Manager:

                       Name:    Linda C. Carley
                       Title:   Chief Compliance Officer
                       Phone:   (617) 575-7108

                   Signature, Place, and Date of Signing:

  /s/ Linda C. Carley               Cambridge, MA          January 28, 2013
  -------------------------      --------------------      ----------------
      Linda C. Carley                City, State                 Date


                               Report Type:
                         [X] 13F HOLDINGS REPORT.
                             [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
         List of Other Managers Reporting for this Manager: NONE

                            FORM 13F SUMMARY PAGE

Report Summary:

        Number of Other Included Managers:        0

        Form 13F Information Table Entry Total:   87

        Form 13F Information Table Value Total:   $66,948 (thousands)

List of Other Included Managers: NONE



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


                        FORM 13F INFORMATION TABLE

FORM 13-F 12/31/2012
REPORTING MANAGER:
KNOTT ASSET MANAGEMENT, LLC


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     1172    17900 SH       SOLE                    17900
                                                               164     2500 SH       OTHER                    2500
Aberdeen Australia Equity Fund COM              003011103      155    14850 SH       SOLE                    14850
                                                               130    12500 SH       OTHER                   12500
American Intl Group            COM              026874784     1536    43520 SH       SOLE                    43520
Apple Computer Inc.            COM              037833100     2459     4621 SH       SOLE                     4621
                                                               106      200 SH       OTHER                     200
Arcos Dorados Holding Inc      COM              G0457F107      254    21255 SH       SOLE                    21255
Automatic Data Processing Inc. COM              053015103     1660    29155 SH       SOLE                    29155
BioMed Realty Trust Inc.       COM              09063H107      188     9750 SH       SOLE                     9750
                                                               387    20000 SH       OTHER                   20000
Bombardier Inc Cl B US Traded  COM              097751200      181    47825 SH       SOLE                    47825
CenturyLink                    COM              156700106      307     7850 SH       SOLE                     7850
                                                               704    18000 SH       OTHER                   18000
Citigroup, Inc.                COM              172967424      323     8155 SH       SOLE                     8155
Cohen and Steers Global Income COM              19248M103      234    22650 SH       SOLE                    22650
                                                               155    15000 SH       OTHER                   15000
Danaher Corp                   COM              235851102      784    14020 SH       SOLE                    14020
                                                               112     2000 SH       OTHER                    2000
Deere & Company                COM              244199105     1806    20893 SH       SOLE                    20893
                                                               173     2000 SH       OTHER                    2000
EV Energy Partners LP          COM              26926V107      221     3900 SH       SOLE                     3900
                                                               399     7050 SH       OTHER                    7050
Enbridge Energy Partners       COM              29250R106       78     2800 SH       SOLE                     2800
                                                               335    12000 SH       OTHER                   12000
Enterprise Products            COM              293792107      277     5525 SH       SOLE                     5525
                                                               401     8000 SH       OTHER                    8000
Express Scripts Holding Co     COM              30219G108     1437    26620 SH       SOLE                    26620
                                                               135     2500 SH       OTHER                    2500
Exxon Mobil Corp.              COM              30231G102     2699    31185 SH       SOLE                    31185
FedEx Corp                     COM              31428X106     1413    15408 SH       SOLE                    15408
Fiat SpA Ord EUR               COM              T4210N122      321    63485 SH       SOLE                    63485
Freeport-McMoRan Copper & Gold COM              35671D857     1114    32580 SH       SOLE                    32580
Gamco Global Gold Natural Reso COM              36465A109     1279    99900 SH       SOLE                    99900
                                                              1024    80000 SH       OTHER                   80000
Goldman Sachs Group Inc        COM              38141G104      595     4665 SH       SOLE                     4665
Google Inc                     COM              38259P508     2616     3698 SH       SOLE                     3698
HCC Insurance Holding          COM              404132102      987    26535 SH       SOLE                    26535
Haier Electronics Group Ord HK COM              G42313125      404   276265 SH       SOLE                   276265
IBM Corp                       COM              459200101      982     5125 SH       SOLE                     5125
ING Risk Managed Nat. Resour.  COM              449810100       59     5667 SH       SOLE                     5667
                                                               129    12500 SH       OTHER                   12500
Illinois Tool Works            COM              452308109      871    14330 SH       SOLE                    14330
                                                               122     2000 SH       OTHER                    2000
Int'l Game Technology          COM              459902102     1470   103770 SH       SOLE                   103770
JPMorgan Chase & Co            COM              46625H100     1358    30893 SH       SOLE                    30893
Johnson & Johnson              COM              478160104     2050    29247 SH       SOLE                    29247
Joy Global Inc                 COM              481165108      258     4040 SH       SOLE                     4040
L-3 Communications             COM              502424104     1171    15282 SH       SOLE                    15282
                                                               115     1500 SH       OTHER                    1500
Laboratory Co Amer Hldgs       COM              50540R409     1161    13405 SH       SOLE                    13405
                                                               130     1500 SH       OTHER                    1500
Linn Energy, LLC               COM              536020100      344     9750 SH       SOLE                     9750
                                                               987    28000 SH       OTHER                   28000
Michelin Cie Gen des Establiss COM              F61824144      603     6385 SH       SOLE                     6385
Microsoft Corp                 COM              594918104     1882    70477 SH       SOLE                    70477
                                                                67     2500 SH       OTHER                    2500
National Oilwell Varco Inc.    COM              637071101     1600    23414 SH       SOLE                    23414
Oneok Partners, L.P.           COM              68268N103       76     1400 SH       SOLE                     1400
                                                              1004    18600 SH       OTHER                   18600
Philip Morris Intl             COM              718172109      351     4200 SH       SOLE                     4200
Potash Corp /Saskatch          COM              73755L107     1608    39512 SH       SOLE                    39512
                                                               102     2500 SH       OTHER                    2500
Procter & Gamble Co.           COM              742718109     1884    27755 SH       SOLE                    27755
                                                                34      500 SH       OTHER                     500
QUALCOMM INC                   COM              747525103     1137    18385 SH       SOLE                    18385
                                                                62     1000 SH       OTHER                    1000
Roche Holdings Ltd Spons ADR   COM              771195104     1216    24080 SH       SOLE                    24080
SPDR Gold Trust ETF            COM              78463V107      769     4745 SH       SOLE                     4745
SPDR S&P Biotech               COM              78464A870      171     1950 SH       SOLE                     1950
                                                               132     1500 SH       OTHER                    1500
Sanofi-Aventis ADS             COM              80105N105      785    16575 SH       SOLE                    16575
Schlumberger LTD.              COM              806857108     1410    20340 SH       SOLE                    20340
StoneMor Partners              COM              86183Q100      147     7050 SH       SOLE                     7050
                                                               208    10000 SH       OTHER                   10000
TE Connectivity Ltd            COM              H84989104     1206    32477 SH       SOLE                    32477
Teck Resources Ltd Cl B        COM              878742204      306     8425 SH       SOLE                     8425
Titan International, Inc       COM              88830M102      606    27902 SH       SOLE                    27902
Total SA Spons ADR             COM              89151E109     1507    28982 SH       SOLE                    28982
Tsingtao Brewery Spons ADR     COM              898529102      287     4855 SH       SOLE                     4855
Visa Inc                       COM              92826C839     1919    12658 SH       SOLE                    12658
Vodafone Group plc ADS         COM              92857W209     1925    76413 SH       SOLE                    76413
                                                               466    18500 SH       OTHER                   18500
WPP Group plc New Spons ADR    COM              92937A102      512     7025 SH       SOLE                     7025
Wells Fargo & Co               COM              949746101      950    27800 SH       SOLE                    27800





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